Balance Sheet Components - Accrued and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Payroll and related expenses	$ 10,038	$ 6,635
Accrued payables	6,319	2,233
Royalty and license fee	58	37
Professional fees	499	479
Current portion of interest payable	6,915	2,944
Product warranty	55	64
Other	72	104
Total	$ 23,956	$ 12,496